BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Tables
Property and equipment useful life
Asset Classification	Estimated Useful Life (years)
Computers and software	3
Equipment	5
Furniture and fixtures	5 to 7

Property and equipment

	June 30, 2012	June 30, 2011
Software	$185,081	$119,959
Furniture and Fixtures	89,779	84,459
Equipment	85,365	85,365
Capital Leased Equipment	139,737	139,737
Leasehold improvements	79,251	68,989
Less: Accumulated depreciation	(389,852)	(332,918)
Propert and Equipment, net	$189,361	$165,591

Earnings Per Share	Shares potentially issuable were as follows:
	June 30, 2012	June 30, 2011

Stock Options	3,503,339	-
Warrants	5,110,876	5,110,876
Convertible Notes	1,765,848	1,925,553
	10,380,063	7,036,429